File No. 333-_____
                                               File No. 811-10039


               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
     Pre-Effective Amendment No. ____
     Post-Effective Amendment No. ____
                             and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                         [X]
     Amendment No. ____
                (Check appropriate box or boxes.)

                            J&B FUNDS
       (Exact name of Registrant as Specified in Charter)

    BMA Tower, 700 Karnes Blvd., Kansas City, MO  64108-3306
       (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:    (816) 751-5900

                         Steven S. Soden
    BMA Tower, 700 Karnes Blvd., Kansas City, MO  64108-3306
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:     As soon as
  practical after the effective date of this registration statement.

It is proposed that this filing become effective (check appropriate box)
     /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
     /_/ 60 days after filing pursuant to paragraph (a)(1) /_/ on (date) pursuant to paragraph (a)(1)
     /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
        /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant hereby amends this Registration
     Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration
     Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                                                Doc. #346470 v.01

J&B Funds
Prospectus
October 31, 2000

EQUITY FUNDS
J&B Small-Cap International Fund
J&B Small-Cap Aggressive Growth Fund
J&B Mid-Cap Aggressive Growth Fund


J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group


Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


Equity Funds

J&B Small-Cap
International Fund

J&B Small-Cap
Aggressive Growth Fund

J&B Mid-Cap
Aggressive Growth Fund

Prospectus

October 31, 2000

J&B Funds

Manager and Distributor:
Jones & Babson, Inc.
Kansas City, Missouri

Table of Contents

Information About the Funds
        Investment Objectives and Principal Investment Strategies       2
        Principal Risk Factors                                          3
        Past Performance                                                3
        Fees and Expenses                                               3
        Management                                                      4
        Financial Highlights                                            5

Information about Investing
        How to Purchase Shares                                          5
        How to Redeem Shares                                            5
        Shareholder Services                                            5
        How Share Price is Determined                                   6
        Dividends, Distributions and their Taxation                     6
        Additional Policies about Transactions                          7
        Conducting Business with the J&B Funds                          8

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


J&B Funds                       Objective                   PRINCIPAL RISKS


J&B SMALL-CAP              Long term growth of capital     Market Risks
INTERNATIONAL FUND                                         Small Company Risks
                                                           International Risks

J&B Small-Cap Aggressive   Above average capital           Market Risks
        Growth Fund           appreciation                 Small Company Risks

J&B Mid-Cap Aggressive
  Growth Fund

The Principal Risks associated with each Fund are described more fully below in the section titled Principal Risk Factors.

Principal Investment Strategies

The Funds and their investment advisers (the "Adviser") intend to pursue their objectives by principally investing as described below:

J&B small-cap international fund - This Fund will invest primarily in equity securities (including common stocks, warrants, and convertible preferred stocks and bonds). The Fund's Adviser will select stocks of smaller, less-profiled companies - particularly outside the U.S. - with market capitalizations generally less than two billion U.S. dollars at time of purchase and which the Adviser believes offer higher return potential than stocks of large companies. The Fund will attempt to maintain industry or sector concentrations that approximate those of its current benchmark, the MSCi World, Ex U.S. Small Cap Index.

Emerging or developing market securities will make up no more than 35% of the Fund's assets at time of purchase. There will be investments in at least three foreign countries with no more than 35% of its assets in any one country.

J&B SMALL-CAP AGGRESSIVE GROWTH FUND - This Fund will invest primarily in equity securities (including common stocks, warrants, and convertible preferred stocks and bonds) of U.S. companies with small market capitalizations (i.e., generally under $2 billion) that the Fund's Adviser believes have strong earnings potential. The Fund will attempt to maintain industry or sector concentrations that approximate those of its current benchmark, the Russell 2000 Growth Index.

J&B MID-CAP AGGRESSIVE GROWTH FUND - This Fund will invest primarily in equity securities (including common stocks, warrants, and convertible preferred stocks and bonds) of U.S. companies with medium market capitalizations (i.e., between $1 billion and $10 billion) that the Fund's Adviser believes have strong earnings potential. The Fund will attempt to maintain industry or sector concentrations that approximate those of its current benchmarks, the Russell Mid-Cap Index and the Standard & Poor's 400 Midcap Index.

Investment Strategies Common to Each Fund

Each Fund typically looks for companies with:

 A strong business franchise that offers growth potential.
 Products and services that give the company a competitive advantage.
 A stock price the Fund's Adviser believes is reasonable relative to the assets and/or earning potential of the company.
 Attractive fundamental financial characteristics and manageable debt.

In addition, each Fund from time to time will also purchase:

 American, European or International Depository Receipts.
 Foreign currency or foreign currency forwards (the latter only for hedging purposes).
 Securities not listed on an exchange (which may be more difficult to sell).

Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments, such as cash, short-term debt obligations or other high quality investments. During such periods, the Funds may not achieve their investment objectives. Due to their investment strategies, the Small-Cap and the Mid-Cap Aggressive Growth Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The Small-Cap International Fund will normally invest for the long term (but may sell a stock at any time the Adviser considers it overvalued or otherwise unfavorable.)

PRINCIPAL RISK FACTORS

As with any mutual fund, there is a risk that you could lose money by investing in the Funds. Investments are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risks

Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities may fluctuate drastically in price from day to day. Since the Funds invest primarily in equity securities, the value of the Funds may go down.

Small Company Risks

Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies. They may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Adviser might prefer, or it may have to sell in small quantities over a period of time.

International Risks

International investing by the Small-Cap International Fund poses additional risks such as currency fluctuation and political instability. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

Investing in developing countries may pose additional risks. Securities issued by companies in developing countries may not be as liquid as those in more developed countries. In addition, regulations in developing countries may not be as strong nor information as readily available.

PAST PERFORMANCE

The Funds are new as of October 31, 2000, therefore, there is no past performance information.

Fees & Expenses

This table describes each Fund's fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                      Small-Cap       Mid-Cap
                                          Small-Cap   Aggressive    Aggressive
                                        International   Growth         Growth
                                             Fund        Fund           Fund

Management Fees                              1.25%       1.00%          1.00%
Distribution (12b-1) Fees                    None        None           None
Other Expenses                               0.50%       0.50%          0.50%
Total Annual Fund Operating Expenses         1.95%       1.70%          1.70%
Fee waivers and expense reimbursements*     (0.20%)     (0.20%)        (0.20%)
Net Total Annual Fund Operating Expenses     1.75%       1.50%          1.50%

*	The Funds' Manager has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses of the Funds to the level described above under Net Total Annual Fund Operating Expenses for a period of one year. For more information regarding these fees and other potential expenses, see section "How to Purchase Shares."

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FEE Examples

                                                1 Year  3 Years

J&B Small-Cap International Fund                 $178    $551
J&B Small-Cap Aggressive Growth Fund             $153    $474
J&B Mid-Cap Aggressive Growth Fund               $153    $474

Management

The management and affairs of the Funds are supervised by the J&B Funds Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management and investment advisory services to the Funds.

Investment Manager

Jones & Babson, Inc. (the "Manager"), 700 Karnes Boulevard, Kansas City, Missouri 64108, serves as the investment manager of each Fund and, as such, provides each Fund with professional investment supervision and management. The Manager is a wholly-owned subsidiary of Business Men's Assurance Company of America ("BMA"). Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is the ultimate parent of BMA.

The Manager, founded in 1959, has been the Manager for the J&B Funds since their inception. It presently serves as the investment manager for the nine mutual funds in the Babson Funds group and for the five mutual funds in the Buffalo Funds group.

The Manager oversees each Fund's day-to-day operations and supervises the purchase and sale of Fund investments. The Manager employs other advisory firms as sub-advisers to make investment decisions for the Funds.

The Manager serves in its capacity as investment manager under an investment management agreement entered into with J&B Funds on behalf of each Fund. The investment management agreement provides for each Fund to pay the Manager a monthly fee equal on an annual basis to 1.00% (1.25% for the Small-Cap International Fund) of the average daily net assets of the Fund. The Manager has contractually agreed for a one year period to waive all or a portion of such fees and/or to make payments to limit Fund expenses in order to limit each Fund's annual operating expenses to certain amounts (see the "Fees & Expenses" chart above). If a Fund's assets grow and relative expenses come down to a point where fee waivers or expense payments are no longer necessary to maintain competitive expense levels, the Manager may seek to recoup amounts waived or expense payments that it made. The Manager shall only be entitled to recoup such amounts for a period of three years from the date the amount was waived or paid.

The investment management agreement provides for the Funds to pay for all other services and expenses not specifically assumed by the Manager. Examples of expenses paid by the Funds include transfer agency, portfolio accounting, custody fees, and the fees of outside legal and accounting firms.

Sub-advisers

For all of the Funds, the Manager works with Sub-Advisers, financial service companies that specialize in certain types of investing. However, the Manager still retains ultimate responsibility for managing the Funds. Each Sub-Adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives, policies and restrictions.

The following organizations act as Sub-Advisers to the Funds:

Under the Sub-Advisory Agreements, the Manager has agreed to pay each Sub-Adviser a fee for its services out of the fees the Manager receives from the Funds. The Manager shall pay each Sub-Adviser fees based on the following percentages of each Fund's average daily net assets:

Fund                                                    Sub-Advisory Fee Paid

J&B Small-Cap International Fund                                    %
J&B Small-Cap Aggressive Growth Fund                                %
J&B Mid-Cap Aggressive Growth Fund                                  %


Financial Highlights

The Funds are new as of October 31, 2000, therefore there are no financial highlights.

HOW TO PURCHASE SHARES

How to Buy Shares (see accompanying chart on page 9 for details)

 By phone, mail or wire
 Through Automatic Monthly Investments
 Through exchanges from a J&B, Babson or Buffalo Fund (non fiduciary accounts only)

Minimum Initial Investment
 $2,500 for most accounts
 $250 for IRA and Uniform Transfer (Gift) to Minors accounts
 $100 with an Automatic Monthly Investment
 $1,000 for exchanges from another fund ($100 for IRAs and Uniform Gifts to Minors accounts)

Minimum Additional Investment

 $100 by phone
 $1,000 By Wire
 $50 for Automatic Monthly Investments, mail or ACH
 $1,000 for exchanges from another fund ($100 for IRAs and Uniform Gifts to Minors accounts)

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment ($2,500). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund's account at any time in the following amounts:

 any amount for redemptions requested by mail or phone to address of record $1,000 or more for redemptions wired to your account ($10 fee) ($100 minimum for ACH to bank account)
 $50 or more for redemptions by a systematic redemption plan (there may be a fee)
 $1,000 or more for exchanges to another fund ($100 for IRAs and Uniform Gifts to Minors accounts)
 $100 or more for redemptions by automatic monthly exchange to another fund

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-_____________ for more information:

 Uniform Transfers (Gifts) to Minors accounts
 Accounts for corporations or partnerships
 Sub-Accounting Services for tax qualified retirement plans and others Prototype Retirement Plans for the self-employed, partnerships and corporations.
 Traditional IRA accounts
 Roth IRA accounts
 Simplified Employee Pensions (SEPs)

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received in good order (see "Additional Policies" below). In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading).

Each security owned by the Funds that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Funds will use the price of that Exchange which they generally consider to be the principal Exchange on which the stock is traded.

Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Your distributions will be reinvested automatically in additional shares of the same Fund unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

If you buy shares of any Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

DISTRIBUTIONS - Each Fund pays shareholders distributions from its net investment income and from any net capital gains that it has realized on the sale of the securities. Each of these distributions will be declared annually on or before December 31.

TAX CONSIDERATIONS - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different J&B, Buffalo or Babson Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your fund shares depends on your marginal tax bracket and on how long the shares have been held.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

Fund distributions and gains from the sale or exchange of your fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the Funds on their investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - The Funds try to send redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but reserves the right under certain circumstances to delay redemption transactions up to seven days, or as required by applicable law. The Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Funds on a regular basis, may disrupt the investment process and pose additional transactions costs to the Funds. In those cases the Manager may delay redemption proceeds as described above or take other actions it deems necessary to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we are certain that we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under Federal law.

We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to insure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you may incur brokerage costs when converting into cash.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different payee, bank or address than we have on file.
 A redemption check mailed to an address that has been changed within the last 30 days.
 A redemption for $50,000 or more in writing.
 A change in account registration or redemption instructions (including withdrawal by draft election).

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are not followed, the Funds may be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone redemption requests.

CONDUCTING BUSINESS WITH THE J&B FUNDS

By Phone

1-800-

(You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

HOW TO OPEN AN ACCOUNT
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another J&B, Babson or Buffalo Fund by exchange ($2,500 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares. Availability of this service is subject to approval by the Funds and participating banks.

HOW TO SELL SHARES

You may withdraw any amount ($1,000 minimum if wired) by telephone. We will send funds only to the address or bank account on file with us. Provide the Fund's name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

HOW TO EXCHANGE SHARES

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another J&B, Babson or Buffalo Fund which have been held in open account for 15 days or more.

All account owners are automatically granted telephone and Fund web site exchange privileges unless they decline them explicitly in writing, either on the account application or by writing to the J&B Funds.


By Mail

Initial Purchases, Redemptions and all Correspondence:
The J&B Funds
P.O. Box 219757
Kansas City, MO 64121-9779

Subsequent Purchases:
The J&B Funds
P.O. Box 219779
Kansas City, MO 64121-9779

HOW TO OPEN AN ACCOUNT
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to UMB Bank, n.a. and be sure to indicate the name of the Fund in which you are investing.

HOW TO ADD TO AN ACCOUNT
Make your check payable to UMB Bank, n.a. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

HOW TO SELL SHARES

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

HOW TO EXCHANGE SHARES

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the J&B, Babson or Buffalo Fund into which the amount is being transferred.

By Wire

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For Account Number 9870326213

Please provide:
(Fund Number)/(J&B Account Number)/(Name on Account)

HOW TO OPEN AN ACCOUNT

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

HOW TO ADD TO AN ACCOUNT

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the J&B Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

HOW TO SELL SHARES

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

HOW TO EXCHANGE SHARES

Not applicable.


Through Automatic Transaction Plans

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

HOW TO OPEN AN ACCOUNT

Not applicable.

HOW TO ADD TO AN ACCOUNT

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

HOW TO SELL SHARES

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW TO EXCHANGE SHARES

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another J&B, Babson or Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.


Additional Information

The Statement of Additional Information (SAI) contains additional information about the J&B Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the J&B Funds as shown below. You also may call the toll free number given below to request other information about the J&B Funds and to make shareholder inquiries.

You may review and copy the SAI and other information about the J&B Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-202-942-8090) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.


J&B Funds

Jones & Babson, Inc.
Manager and Distributor
A Member of the Generali Group
P.O. Box 419757, Kansas City, MO 64141-6757

1-800-000-0000
www.jbfunds.com

PART B
J&B FUNDS

J&B SMALL-CAP INTERNATIONAL GROWTH FUND
J&B SMALL-CAP AGGRESSIVE GROWTH FUND
J&B MID-CAP AGGRESSIVE GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2000

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the J&B Funds combined Prospectus dated
October 31, 2000. To obtain the Prospectus or any available Annual or Semi-Annual Report to Shareholders, please call the J&B Funds toll-free at 1-800-xxx-xxxx (1-800-xxx-xxxx), or in the Kansas City area 816-751-5900. The Funds are series of J&B Funds, a Delaware business trust organized on August 4, 2000.

TABLE OF CONTENTS
                                                                Page

Investment Objectives, Strategies and Risks                     2
   J&B Small-Cap International Growth Fund                      2
   J&B Small-Cap Aggressive Growth Fund                         4
   J&B Mid-Cap Aggressive Growth Fund                           4
Investment Policies - All Funds                                 4
Risk Factors - All Funds                                        5
Investment Restrictions - All Funds                             6
Portfolio Transactions                                          7
Performance Measures                                            8
How the Funds' Shares are Distributed                           9
How Share Purchases are Handled                                 9
Redemption of Shares                                            10
Signature Guarantees                                            10
Additional Purchase and Redemption Policies                     11
Holidays                                                        11
Dividends, Distributions and their Taxation                     12
Management and Investment Adviser                               13
Officers and Trustees                                           13
Compensation Table                                              14
General Information and History                                 14
Custodian                                                       15
Transfer Agent                                                  15
Independent Auditors                                            15
Other Jones & Babson Funds                                      15
Description of Stock Ratings                                    16
Description of Commercial Paper Ratings                         16
Financial Statements                                            17



INVESTMENT OBJECTIVES, STRATEGIES
AND RISKS

J&B Funds (the "Trust") is an open-end,
management investment company comprised of three separate mutual funds (each, a "Fund"). Each Fund maintains a diversified portfolio of investments. The following information supplements the Prospectus which describes each Fund's investment objective, and principal strategies and risks.


J&B Small-Cap International Growth Fund.  The
J&B Small-Cap International Growth Fund
("International Fund") seeks long term growth of capital by investing at least 65% of its assets in small company equity securities (including common stocks, warrants and convertible preferred stocks). Small companies are defined as those with a market capitalization of $2 billion or less at time of purchase.

The Fund will attempt to maintain industry or sector concentrations that approximate those of its current benchmark, the MSCi World, Ex U.S. Small Cap
Index.

The International Fund may also purchase American
Depository Receipts ("ADRs") which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository
Receipts ("EDRs"), and International Depository
Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The International Fund may also invest in securities that are not listed on an exchange.
Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the International
Fund invests may be relatively limited. When the International Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the International Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The International Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts may be bought or sold to protect the International Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S.
dollar. This method of protecting the value of the International Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.
It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The International Fund does not intend to invest more than 35% of its total assets in any one particular country. The International Fund may also invest up to 35% of its assets in companies located in developing countries. A developing or emerging market country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries.

In order to meet the liquidity needs of the International Fund or when the International Fund believes that investments should be deployed in a temporary defensive position because of economic or market conditions, it may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. Treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances, certificates of deposit, and repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers. The International Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Risks of Foreign Investments. Investors should recognize that investing in foreign companies involves certain special considerations that are not typically associated with investing in U.S.
companies. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the International Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, it will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the International Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the International Fund's holdings and commitments against changes in the level of future currency rates.
Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies.
Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S.
investments in those countries.

Although the International Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the International Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the International Fund's domestic securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the International
Fund's portfolio.

Risks of Foreign Currency Transactions. The value of the assets of the International Fund as measured in U. S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Fund may incur costs in connection with conversions between various currencies.

The International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the International Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades.
Neither type of foreign currency transaction will eliminate fluctuations in the prices of the International Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The International Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the International Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The International Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the International Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the International Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Adviser does not intend to cause the International Fund to enter into such forward contracts under this second circumstance on a regular or continuous basis. The
International Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the International Fund to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. The Adviser believes that it is important to have flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the International Fund. The International
Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the International Fund's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the International Funds' commitments with respect to such contracts. Under normal circumstances, the International Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The International Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in its net assets on a daily basis, thereby providing an appropriate measure of its financial position and changes in financial position.


J&B Small-Cap Aggressive Growth Fund and
J&B Mid-Cap Aggressive Growth Fund. The objectives of the J&B Small-Cap Aggressive Growth
Fund ("Small-Cap Fund") and the J&B Mid-Cap
Aggressive Growth Fund ("Mid-Cap Fund") are above average capital appreciation. They will invest at least 65% of their assets at time of purchase in U.S.
issued equity securities (including common stocks, warrants and convertible preferred stocks). The
Small-Cap Fund will purchase smaller, rapidly growing emerging companies with market capitalizations under $2 billion, while the Mid-Cap
Fund will purchase midsize companies with market capitalizations between $1 billion and $10 billion who have strong earnings prospects projected to grow faster than the overall market.

Both Funds will be aggressively managed, utilizing
Initial Public Offerings ("IPOs"), short selling and options. The Small-Cap Fund will utilize the Russell
2000 Growth Index while the Mid-Cap Fund will utilize either the Russell Mid-Cap Index or the Standard &
Poor's Midcap 400 Index when determining the industry sector weightings of the Funds.

Since both the Small-Cap and Mid-Cap Funds focus on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, this plow-back of earnings and internal financing of growth without the need to issue additional shares ultimately should enhance the companies' per share earnings and dividend capability and make their shares more attractive in the marketplace.

In order to meet the liquidity needs of the Funds or when the Funds believe that investments should be deployed in a temporary defensive position because of economic or market conditions, the Funds may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including
U.S. Treasury bills and other securities of the U.S.
government and its agencies, bankers' acceptances, certificates of deposit, and repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers.


INVESTMENT POLICIES - ALL FUNDS

Short-Term Debt Obligations.  For cash
management purposes including meeting
redemptions and unanticipated expenses, each Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1)	certificates of deposit, bankers'
acceptances and other short-term
obligations issued domestically by
United States commercial banks having
assets of at least $1 billion and which
are members of the Federal Deposit
Insurance Corporation or holding
companies of such banks;

(2) 	commercial paper of companies rated P-
2 or higher by Moody's or A-2 or
higher by S&Pr, or if not rated by
either Moody's or S&Pr, a company's
commercial paper may be purchased by
the Fund if the company has an
outstanding bond issue rated Aa or
higher by Moody's or AA or higher by
S&Pr;

(3) 	short-term debt securities which are
non-convertible and which have one
year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&Pr; and

(4) 	negotiable certificates of deposit and
other short-term debt obligations of
savings and loan associations having
assets of at least $1 billion and which
are members of the Federal Home Loan
Banks Association and insured by the
Federal Savings and Loan Insurance
Corporation.

There may be times, however, when each Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Repurchase Agreements. The Funds, for cash management purposes, may invest in issues of the U.S. Treasury or an U.S. government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Funds' cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Funds' period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance
Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Manager or sub-adviser. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of each Fund's net assets.

Risk Factors Applicable to Repurchase
Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy
Code or other laws, disposition of the underlying securities may be delayed pending court proceedings.
Finally, it is possible that the Funds may not be able to perfect their interest in the underlying securities.
While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Borrowing. As a matter of non-fundamental investment policy, no Fund may borrow money for the purpose of leveraging its investments. In addition, no Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.


RISK FACTORS - ALL FUNDS

Risk Factors Applicable to Illiquid and Restricted
Securities. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

Each Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the investment advisor determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A
Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment
Companies. To the extent consistent with its investment objective and policies, the Funds may invest in securities issued by other investment companies. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to Securities Lending. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Funds will receive collateral equal to at least
102% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S.
government securities and other liquid high-grade debt obligations.

The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Funds have adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.
With respect to the policies concerning concentration, borrowing money and senior securities, legal or regulatory limitations are explained within the investment restrictions. Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Each Fund is classified as diversified as defined under the 1940 Act and the Funds may not change their classification from diversified to non-diversified without shareholder approval. Under the 1940 Act, diversified generally means that each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

The Funds will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S.
Securities and Exchange Commission ("SEC") staff interpretation thereof) of their investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S.
government, or its agencies or instrumentalities. In applying each Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry.
Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

The Funds will not: (1) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third
(33 1/3%) of its total assets (including those assets represented by the borrowing); (2) underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933; (3) may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent any Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein; (4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; (5) make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.
Non-Fundamental Investment Restrictions

In addition to the fundamental restrictions described above, and the various general investment policies described in the Prospectus, the Funds will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

(1) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; (2) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment;
and (3) each Fund will not borrow for the purpose of leveraging its investments. In this regard, neither
Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by each Fund's sub-adviser.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.
Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The
Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities
Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Trustees of J&B
Funds and by the Manager.

Since the Funds do not currently market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares that may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to the Manager or a Fund's sub-adviser in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by the Manager or a Fund's sub-adviser from the placement of portfolio brokerage of other clients.

When the Manager or a sub-adviser in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the Manager or sub-adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.


Total Return. The Funds may advertise "average annual total return" over various periods of time.
Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n 	=	ERV

Where: 	P	=	a hypothetical initial
payment of $1000
	T	=	average annual total
return
	n	=	number of years
	ERV	=	Ending Redeemable
Value of a hypothetical
$1000 payment made at
the beginning of the 1,
5, or 10 year (or other)
periods at the end of the
1, 5, or 10 year (or
other) periods (or
fractional portions
thereof).

Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business
Week, Morningstar Mutual Funds, Investor's
Business Daily, Smart Money, Money Central
Investors, Institutional Investor, The Wall Street
Journal, Mutual Fund Forecaster, No-Load Investor,
Money, Forbes, Fortune, Barron's Financial World,
U.S. News & World Report, USA Today,
Bloomberg's Personal Finance, Income & Safety,
The Mutual Fund Letter, United Mutual Fund
Selector, No-Load Fund Analyst, No-Load Fund X,
Louis Rukeyser's Wall Street newsletter, Donoghue's
Money Letter, CDA Investment Technologies, Inc.,
Wiesenberger Investment Companies Service,
Donoghue's Mutual Fund Almanac, Bank Rate
Monitor and Donoghue's Money Fund Report may also be used in comparing performance of the Funds.
Performance comparisons should not be considered as representative of the future performance of the Funds.


HOW THE FUND'S SHARES ARE
DISTRIBUTED

Jones & Babson, Inc., as agent of J&B Funds agrees to supply its best efforts as distributor of the J&B
Funds' shares.  Jones & Babson, Inc. is located at
BMA Tower, 700 Karnes Blvd., Kansas City, MO
64108-3306.

Jones & Babson, Inc. does not receive any fee or other compensation under the distribution agreement which continues in effect until October 31, 2002, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Board of Trustees, including a majority of those Trustees who are not parties to such agreement or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson, Inc. also acts as sole distributor of the shares for UMB Scout Stock Fund, UMB Scout
Stock Select Fund, UMB Scout Technology Fund,
UMB Scout Equity Index Fund, UMB Scout Bond
Fund, Inc., UMB Scout Money Market Fund, Inc.,
UMB Scout Tax-Free Money Market Fund, Inc.,
UMB Scout Regional Fund, Inc., UMB Scout
WorldWide Fund, UMB Scout WorldWide Select
Fund, UMB Scout Balanced Fund, Inc., UMB Scout
Capital Preservation Fund, Inc., UMB Scout Kansas
Tax-Exempt Bond Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High
Yield Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc., AFBA Five Star Fund,
Inc., Babson Growth Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc., Babson Bond
Trust, Babson Money Market Fund, Inc., and Babson
Tax-Free Income Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

We cannot process transaction requests that are not complete and in good order, as described in the Prospectus. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Jones & Babson, Inc.
does not intend to issue new certificated shares for any accounts.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc., will cover the loss.


REDEMPTION OF SHARES

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in good order and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request.
The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the high cost of maintaining smaller accounts,
the Trustees have authorized the Funds to close
shareholder accounts where their value falls below
the current minimum initial investment requirement
at the time of initial purchase as a result of
redemptions and not as the result of market action,
and remains below this level for 60 days after each
such shareholder account is mailed a notice of:  (1)
the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

We will not be responsible for the consequences of delays, including delays in the banking or Federal
Reserve wire systems. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the
date of payment postponed beyond the normal three-
day period by the Board of Trustees under the
following conditions authorized by the 1940 Act:  (1)
for any period (a) during which the New York Stock
Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

J&B Funds has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder.
Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.


SIGNATURE GUARANTEES
Signature guarantees normally reduce the possibility of forgery and are required in connection with certain redemptions. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interest of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities
Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature is not sufficient for the request to be in proper form.
Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s). Signatures guarantees are also required for a change in account registration or redemption instructions.
Signature guarantees must appear together with the signature(s) of the registered owner(s) on: (1) a separate instrument of assignment, which should specify the total number of shares to be redeemed
(this "stock power" may be obtained from the Fund or from most banks or stock brokers); or (2) all stock certificates tendered for redemption.


ADDITIONAL PURCHASE AND
REDEMPTION POLICIES

We reserve the right to:

 Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Funds' special investment programs.
 Cancel or change the telephone investment service, the telephone exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and their investors.
 Cancel or change the telephone redemption service at any time without notice.
 Begin charging a fee for the telephone
investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.
 Begin charging a fee for the systematic
redemption plan upon 30 days written notice to you.
 Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone redemption methods at the same time you submit the initial application to purchase shares.
 Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have (i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.


HOLIDAYS

The net asset value per share of each Fund's portfolio is computed once daily, as described in the prospectus, Monday through Friday, at the specific time during the day that the Board of Trustees sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Year's Day                  January 1
Martin Luther King, Jr.		Third Monday in
                Day             January
Presidents' Holiday		Third Monday in
                                February
Good Friday                     Friday before
                                Easter
Memorial Day                    Last Monday in
                                May
Independence Day		July 4
Labor Day                       First Monday in
                                September
Thanksgiving Day		Fourth Thursday
                                in November
Christmas Day                   December 25

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions of net investment income. In general, the Funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to investors. Any distributions by a Fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

Distributions of capital gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be distributed and taxed as ordinary income. Distributions from net long-term capital gains will be taxable as long-term capital gain, regardless of how long the Fund shares have been held. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions.
Most foreign exchange gains realized on the sale of debt securities by the International Fund are treated as ordinary income by the International Fund.
Similarly, foreign exchange losses realized by the International Fund on the sale of debt securities are generally treated as ordinary losses by the International Fund. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce the International Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce the International Fund's ordinary income distributions, and may cause some or all of the International Fund's previously distributed income to be classified as a return of capital.

The International Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. This, in turn, could reduce ordinary income distributions to the shareholders.

Information on the tax character of distributions.
The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires each Fund to distribute to you by December
31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares.  Redemptions
(including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different J&B Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that only a small percentage of the dividends paid by the Funds for this fiscal year are expected to qualify for the dividends-received deduction. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules.
These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S.
federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.


MANAGEMENT AND
INVESTMENT ADVISER

As a part of the Management Agreement, Jones &
Babson, Inc. employs at its own expense [sub-advisers] as its investment advisers. [discussion of sub-advisers]. They participate with Jones &
Babson, Inc. in the management of the J&B Funds.

Jones & Babson, Inc. pays [sub-advisers] a fee of
75/100 of one percent (0.75%) for the first $100 million, 65/100 of one percent (0.65%) on the next
$150 million and 50/100 of one percent (0.50%) for amounts in excess of $250 million with respect to each Fund's average daily total net assets.

Controlling Persons. Certain officers and trustees of J&B Funds are also officers, directors or trustees or both of Jones & Babson, Inc., or other funds affiliated with Jones & Babson, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni
Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America.
Mediobanca is a 5% owner of Generali.


OFFICERS AND TRUSTEES

The officers of the Trust manage the Trust's day-to-day operations. The Trust's officers and its manager are subject to the supervision and control of the Board of Trustees. The Trustees have approved contracts under which certain companies provide essential management services to the Funds. The
Funds pay the fees for the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or its manager.

The following table lists the officers and Trustees of the Trust and their ages. Unless noted otherwise, the address of each officer and Trustee is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-
3306. Except as indicated, each has been an employee of Jones & Babson, Inc. for more than five years.

       Stephen S. Soden (55), President and Trustee.
President and Director (or Trustee) of Jones &
Babson, Inc. and of each of the Babson Funds, UMB
Scout Funds, Buffalo Funds and the Investors Mark
Series Fund, Inc.; Director, AFBA Five Star Fund,
Inc.  Mr. Soden became President and Director (or
Trustee) of Jones & Babson and the funds described above in 2000 and was previously Senior Vice
President at BMA, the parent of Jones & Babson, Inc.

[Francis C. Rood (66), Trustee.  	Retired, 73-395
Agave Lane, Palm Desert, California 92260-6653.
Formerly Vice President of Finance, Hallmark Cards,
Inc.; Director (or Trustee) of each of the Babson
Funds, Buffalo Funds and the Investors Mark Series
Fund, Inc.]

[William H. Russell (76), Trustee.  Financial
Consultant, 645 West 67th Street, Kansas City,
Missouri 64113; previously Vice President, Sprint;
Director (or Trustee) of each of the Babson Funds,
Buffalo Funds and the Investors Mark Series Fund,
Inc.]

[H. David Rybolt (58), Trustee. Consultant, HDR
Associates, P.O. Box 2468, Shawnee Mission,
Kansas 66201; Director (or Trustee) of each of the
Babson Funds, (except Babson-Stewart Ivory
International Fund, Inc.), Buffalo Funds and
Investors Mark Series Fund, Inc.]

P. Bradley Adams (40), Vice President and
Treasurer.  Vice President and Treasurer, Jones &
Babson, Inc., and each of the Babson Funds, UMB
Scout Funds and Buffalo Funds; Vice President and
Chief Financial Officer, AFBA Five Star Fund, Inc.;
Principal Financial Officer, Investors Mark Series
Fund, Inc.

Martin A. Cramer (50), Vice President and
Secretary.  Vice President and Secretary, Jones &
Babson, Inc., and of each of the Babson Funds, UMB
Scout Funds and Buffalo Funds; Secretary and
Assistant Vice President, AFBA Five Star Fund, Inc.;
Secretary, Investors Mark Series Fund, Inc.;

Constance E. Martin (39), Vice President. Jones &
Babson, Inc.; Vice President, of each of the Babson
Funds, UMB Scout Funds, Buffalo Funds and AFBA
Five Star Fund, Inc.

Guy Cooke (39), Vice President.  Chief Compliance
Officer, Jones & Babson, Inc.; Vice President, of each of the Babson Funds, AFBA Five Star Fund and
Buffalo Funds.  He joined Jones & Babson in 1998.









COMPENSATION TABLE




Name of Director        Aggregate       Pension Estimated       Total
                        Compensation    or Reti Annual          Compensation
                        From the        rement  Benefits        From All
                        Funds           BenefitsUpon            J&B Funds
                                        Accrued Retirement      Paid to
                                        as Part                 Trustee
                                        of Fund
                                        Expenses

Stephen S. Soden*       N/A             N/A     N/A             N/A
[Francis C. Rood]       $[___]          N/A     N/A             $[___]
[William H. Russell]    $[___]          N/A     N/A             $[___]
[H. David Rybolt]       $[___]          N/A     N/A             $[___]


*	As an "interested Trustee," Mr. Soden receives
no compensation for his services as a Trustee.




GENERAL INFORMATION AND
HISTORY

J&B Funds (the "Trust") which consists of three separate series - J&B Small-Cap International
Growth Fund series, J&B Small-Cap Aggressive
Growth Fund series and J&B Mid-Cap Aggressive
Growth Fund series - was organized as a business trust in Delaware on August 4, 2000. Each series represents interests in a separate portfolio of investments and is subject to separate liabilities.
Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights.
There are no conversion or preemptive rights.
Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued.
The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Code of Ethics. Each Fund, its investment adviser, sub-adviser (if applicable) and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment
Company Institute's 1994 Report of the Advisory
Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange
Commission.

Control Persons and Principal Holders of
Shares. As of October 30, 2000, which was prior to the public offering of the Funds' shares, Jones &
Babson, Inc. was the holder of 100% of each Fund's shares and there were no other control persons or principal holders of shares of the Funds.
Control persons are persons deemed to control a Fund because they own beneficially 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities


CUSTODIAN

Each of the Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a., Kansas City, Missouri ("UMB"), and foreign subcustodians as discussed below. This means
UMB, rather than a Fund, has possession of the Fund's cash and securities. UMB is not responsible for any Fund's investment management or administration. But, as directed by the Trust's officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses. The custodian is compensated for its services by the Funds.

Pursuant to rules adopted under the 1940 Act, the Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the custodian, subject to the supervision of the Board of Trustees following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.


TRANSFER AGENT

Jones & Babson, Inc. also serves as transfer agent to the Funds.


INDEPENDENT AUDITORS

The Trusts financial statements are audited annually by independent auditors approved by the Trustees each year, and in years in which an annual meeting is held the Trustees may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP,
One Kansas City Place, 1200 Main Street, Suite
2000, Kansas City, Missouri 64105, serves as the
Trust's present independent auditor.


OTHER JONES & BABSON FUNDS

Jones & Babson, Inc. also sponsors and manages the Buffalo Group of Mutual Funds. They are:
Buffalo Balanced Fund, Inc., Buffalo Equity Fund,
Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc., and Buffalo Small Cap Fund,
Inc.

Jones and Babson, Inc. also sponsors and manages, in association with its investment counsel, David L.
Babson & Co. Inc., nine no-load funds comprising the Babson Mutual Fund Group. They are: Babson
Growth Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson Value
Fund, Inc.  Shadow Stock Fund, Inc., Babson-
Stewart Ivory International Fund, Inc., Babson
Bond Trust, Babson Money Market Fund, Inc. and
Babson Tax-Free Income Fund, Inc.

A prospectus for any of the Funds may be obtained from Jones & Babson, Inc., BMA Tower, 700
Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. also provides services to nine mutual funds that specifically seek to provide services to customers of affiliate banks of UMB
Financial Corporation.  They are: UMB Scout
Stock Fund, UMB Scout Stock Select Fund, UMB
Scout Bond Fund, Inc., UMB Scout Money Market
Fund, Inc., UMB Scout Tax-Free Money Market
Fund, Inc., UMB Scout Regional Fund, Inc., UMB
Scout WorldWide Fund, UMB Scout WorldWide
Select Fund, UMB Scout Balanced Fund, Inc.,
UMB Scout Capital Preservation Fund, Inc. and
UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

In addition, Jones & Babson, Inc., also provides services to the AFBA Five Star Fund, Inc.


DESCRIPTION OF STOCK RATINGS

Standard & Poor's Earnings and Dividend
Rankings for Common Stocks (S&P) - Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks.
Basic scores are computed for earnings and dividends, then adjusted by a set of predetermined modifiers for growth, stability within long-term trend, and cyclically. Adjusted scores for earnings and dividends are then combined to yield a final score. The final score is measured against a scoring matrix determined by an analysis of the scores of a large and representative sample of stocks. The rankings are:

A+		Highest
A		High
A-		Above Average
B+		Average
B		Below Average
B-		Lower
C		Lowest
D		In Reorganization

Value Line Ratings of Financial Strength - The financial strength of each of the companies reviewed by Value Line is rated relative to all the others. The ratings are:

A++	The very highest relative financial
strength.
A+	Excellent financial position relative to
other companies.
A	High grade relative financial strength.
B++	Superior financial health on a relative
basis.
B+	Very good relative financial structure.
B	Good overall relative financial structure.
C++	Satisfactory finances relative to other
companies.
C+	Below-average relative financial position.
C	Poorest financial strength relative to other
major companies.

The ratings are based upon computer analysis of a number of key variables that determine: (a) financial leverage, (b) business risk and (c) company size plus the judgment of their analysts and senior editors regarding factors that cannot be quantified across-the-board for all stocks. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio" accounting methods, variability of return, quality of fixed charge coverage, stock price stability and company size.


DESCRIPTION OF COMMERCIAL
PAPER RATINGS

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.
Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1	Highest Quality
Prime - 2	Higher Quality
Prime - 3	High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the
issuer;

(2)	economic evaluation of the issuer's
industry or industries and an appraisal
of speculative type risks which may
be inherent in certain areas;

(3)	evaluation of the issuer's products in
relation to competition and customer
acceptance;

(4)	liquidity;

(5)	amount and quality of long-term debt;

(6)	trend of earnings over a period of ten
years;

(7)	financial strength of a parent
company and relationships which
exist with the issuer; and

(8)	recognition by the management of
obligations which may be present or
may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"  	Issues assigned this highest rating are
regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1"	This designation indicates that the
degree of safety regarding timely
payment is very strong.

"A-2"	Capacity for timely payment on issues
with this designation is strong.
However, the relative degree of safety is not as overwhelming.

"A-3"	Issues carrying this designation have a
satisfactory capacity for timely
payment.  They are, however,
somewhat more vulnerable to the
adverse effects of changes in
circumstances than obligations carrying
the higher designations.

"B"	Issues rated "B" are regarded as having
only an adequate capacity for timely
payment. Furthermore, such capacity
may be damaged by changing
conditions or short-term adversities.

"C"  	This rating is assigned to short-term
debt obligations with a doubtful
capacity for payment.

"D" 	This rating indicates that the issuer is
either in default or is expected to be in default upon maturity.


FINANCIAL STATEMENTS

[Seed money financials to be provided]

                            J&B FUNDS

                             PART C

                        OTHER INFORMATION


ITEM 23.  EXHIBITS.

     (a)(1) Agreement and Declaration of Trust dated August 4,
            2000 is filed herewith as Exhibit No. EX-99(a)(1).

     (a)(2) Certificate of Trust as filed with the State of Delaware on August 4, 2000 is filed herewith as Exhibit No. EX-99(a)(2).

     (b)    By-Laws to be filed by amendment.

     (c) Specimen copy of securities of the Registrant to be filed by amendment.

     (d)(1) Investment Advisory Agreement to be filed by amendment.

     (d)(2) Investment Sub-Advisory Agreement(s) to be filed by amendment.

     (e)    Underwriting Agreement to be filed by amendment.

     (f)    Bonus or Profit Sharing Contracts.

            Not Applicable.

     (g)    Custodian Agreement to be filed by amendment.

     (h)(1) Transfer Agency Agreement to be filed by amendment.

     (h)(2) Fund Accounting Agreement to be filed by amendment.

     (h)(3) Fund Administration Agreement to be filed by amendment.

     (i) Opinion and Consent of Counsel to be filed by amendment.

     (j)    Consent of Auditors to be filed by amendment.

     (k)    Omitted Financial Statements.

            Not Applicable.

     (l)    Initial Capital Agreements.

            Not Applicable.

     (m)    Rule 12b-1 Plan.

            Not Applicable.

     (n)    Rule 18f-3 Plan.

            Not Applicable.

     (p)    Code of Ethics to be filed by amendment.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
REGISTRANT.

     None.


ITEM 25.  INDEMNIFICATION.

     Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.



ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
ADVISER.

     To be provided by amendment.


ITEM 27.  PRINCIPAL UNDERWRITER.

     (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the following:

     UMB Scout Stock Fund, Inc.
       -UMB Scout Stock Fund
       -UMB Scout Stock Select Fund
     UMB Scout WorldWide Fund, Inc.
       -UMB Scout WorldWide Fund
       -UMB Scout WorldWide Select Fund
     UMB Scout Regional Fund, Inc.
     UMB Scout Balanced Fund, Inc.
     UMB Scout Bond Fund, Inc.
     UMB Scout Capital Preservation Fund, Inc.
     UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
     UMB Scout Money Market Fund, Inc.
     UMB Scout Tax-Free Money Market Fund, Inc.
     UMB Scout Funds
       -UMB Scout Technology Fund
       -UMB Scout Equity Index Fund
     David L. Babson Growth Fund, Inc.
     Babson Enterprise Fund, Inc.
     Babson Enterprise Fund II, Inc.
     D.L. Babson Money Market Fund, Inc.
       -Prime Portfolio
       -Federal Portfolio
     D.L. Babson Tax-Free Income Fund, Inc.
       -Portfolio S
       -Portfolio L
       -Portfolio MM
     D.L. Babson Bond Trust
       -Portfolio L
       -Portfolio S
     Babson Value Fund, Inc.
     Shadow Stock Fund, Inc.
     Babson-Stewart Ivory International Fund, Inc.
     AFBA Five Star Fund, Inc.
     Buffalo Balanced Fund, Inc.
     Buffalo Equity Fund, Inc.
     Buffalo High Yield Fund, Inc.
     Buffalo Small Cap Fund, Inc.
     Buffalo USA Global Fund, Inc.
     Investors Mark Series Fund, Inc.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:


 Name and Principal    Position & Offices    Positions & Offices
  Business Address      with Underwriter       with Registrant

Stephen S. Soden          Chairman and            Director
700 Karnes Blvd.            Director
Kansas City, MO
64108-3306

Giorgio Balzer              Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert T. Rakich            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Vernon W. Voorhees          Director                None
700 Kansas City, MO
64108-3306

P. Bradley Adams       Vice President and    Vice President and
700 Karnes Blvd.           Treasurer              Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer           Secretary              Secretary
700 Karnes Blvd.
Kansas City, MO
64108-3306



     (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.



ITEM 28.  LOCATION OF ACOUNTS AND RECORDS.

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones &
Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City,
Missouri 64108-3306.


ITEM 29.  MANAGEMENT SERVICES.

     There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.  UNDERTAKINGS.

     Not Applicable.


                          EXHIBIT INDEX



                 EXHIBITS                 EXHIBIT NO.

         Agreement and                    EX-99(a)(1)
         Declaration of Trust

         Certificate of Trust             EX-99(a)(2)






                                                      345522 v.01

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of
1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 4th day of August, 2000.


                                   J&B Funds

                                   /s/Stephen S. Soden
                                   Stephen S. Soden
                                   Trustee


     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                Title                           Date



/s/Stephen S. Soden      Trustee                         August 4, 2000
Stephen S. Soden




/s/P. Bradley Adams       Treasurer and Principal        August 4, 2000
P. Bradley Adams          Financial & Accounting Officer